Average Annual Total Returns (Short Term Government Income Trust)	12 Months Ended
May 01, 2011
Barclays Capital U.S. Government 1-5 Year Index
Since Inception	2.27%
Date of Inception	Jan. 02, 2009
Series I, Short Term Government Income Trust
Since Inception	2.59%
Date of Inception	May 03, 2010
Series II, Short Term Government Income Trust
Since Inception	2.53%
Date of Inception	May 03, 2010
Series NAV, Short Term Government Income Trust
Since Inception	2.62%
Date of Inception	Jan. 02, 2009